DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	¥ 4,368	$ 633	¥ 6,174	¥ 8,501
Additions	5,000	725
Recognized as a reduction of depreciation expense	(3,050)	(442)	(1,806)	(2,327)
Balance at end of the year	¥ 6,318	$ 916	¥ 4,368	¥ 6,174